RELATED PARTIES (Details 1)	12 Months Ended
Dec. 31, 2022
Eufores S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Stora Enso Uruguay S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
El Esparragal Asociacion Agraria de R.L. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Ongar S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar
Terminal Logistica e Industrial M'Bopicua S.A. [Member]
Statement [Line Items]
Country	Uruguay
Functional Currency	U.S. dollar